Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 740,481	$ 563,275
Short-term investments	115,700	246,273
Accounts receivable
Due from customers, less allowances of $28,152 and $25,738, respectively	409,720	393,978
Other, less allowances of $5,263 and $5,333, respectively	164,608	148,599
Inventory	160,692	130,044
Net deferred income tax asset	43,411	40,898
Prepaid expenses	86,385	80,628
Income taxes receivable	9,625	85,636
Other current assets	32,815	16,349
Total current assets	1,763,437	1,705,680
Assets held for sale	163,242	49,647
Investments
Licenses	1,480,039	1,494,014
Goodwill	797,194	797,077
Other intangible assets, net of accumulated amortization of $143,613 and $131,101, respectively	58,522	50,734
Investments in unconsolidated entities	179,921	173,710
Long-term investments	50,305	45,138
Other investments	824	3,072
Total investments	2,566,805	2,563,745
Property, plant and equipment
In service and under construction	10,808,499	10,197,596
Less: Accumulated depreciation	6,811,233	6,413,061
Property, plant and equipment, net	3,997,266	3,784,535
Other assets and deferred charges	133,150	97,398
Total assets	8,623,900	8,201,005
Current liabilities
Current portion of long-term debt	1,233	1,509
Accounts payable	377,291	364,746
Customer deposits and deferred revenues	222,345	207,633
Accrued interest	6,565	7,456
Accrued taxes	48,237	41,069
Accrued compensation	134,932	107,719
Other current liabilities	134,005	144,001
Total current liabilities	924,608	874,133
Liabilities held for sale	19,594	1,051
Deferred liabilities and credits
Net deferred income tax liability	862,580	808,713
Other deferred liabilities and credits	438,727	383,567
Long-term debt	1,721,571	1,529,857
Commitments and contingencies
Noncontrolling interests with redemption features	493	1,005
TDS shareholders' equity
Series A Common and Common Shares	1,327	1,326
Capital in excess of par value	2,304,122	2,268,711
Treasury shares at cost:	(750,099)	(750,921)
Accumulated other comprehensive loss	(8,132)	(8,854)
Retained earnings	2,464,318	2,451,899
Total TDS shareholders' equity	4,011,536	3,962,161
Preferred shares	825	830
Noncontrolling interests	643,966	639,688
Total equity	4,656,327	4,602,679
Total liabilities and equity	$ 8,623,900	$ 8,201,005